CONCENTRATION OF RISKS (Details) - item	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
CONCENTRATION OF RISKS
Number of types of market risk focused by management	2
Accounts Receivable | Credit Concentration Risk | GSM JSC Customer
CONCENTRATION OF RISKS
Concentration risk, percentage	20.00%	22.00%
Accounts Receivable | Credit Concentration Risk | PT Xanh SM Indo
CONCENTRATION OF RISKS
Concentration risk, percentage	25.00%	13.00%
Accounts Receivable | Credit Concentration Risk | GSM Philippines
CONCENTRATION OF RISKS
Concentration risk, percentage	13.00%